UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07964

ACM MANAGED DOLLAR INCOME FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: September 30, 2009

Date of reporting period: December 31, 2008

ITEM 1.	SCHEDULE OF INVESTMENTS.

2

ACM Managed Dollar Income Fund

Portfolio of Investments

December 31, 2008 (unaudited)

	Principal Amount (000)		U.S. $ Value
CORPORATES - NON-INVESTMENT GRADES - 35.8%
Industrial - 28.1%
Basic - 2.5%
Abitibi-Consolidated Co. of Canada
6.00%, 6/20/13	US$	5	$400
Arch Western Finance LLC
6.75%, 7/01/13		165	143,550
Bowater Canada Finance Corp.
7.95%, 11/15/11		355	37,275
Domtar Corp.
5.375%, 12/01/13		330	204,600
Evraz Group SA
8.25%, 11/10/15 (a)		665	325,850
8.875%, 4/24/13 (a)		115	59,800
Georgia-Pacific Corp.
7.00%, 1/15/15 (a)		250	212,500
Hexion US Finance Corp./Hexion Nova Scotia Finance ULC
6.649%, 11/15/14 (b)		115	31,050
9.75%, 11/15/14		115	32,775
Huntsman International LLC
7.875%, 11/15/14		165	88,275
Ineos Group Holdings PLC
8.50%, 2/15/16 (a)		385	34,650
Jefferson Smurfit Corp. US
8.25%, 10/01/12		8	1,360
LyondellBasell Industries AF SCA
8.375%, 8/15/15 (a)		369	9,225
Momentive Performance Materials, Inc.
10.125%, 12/01/14 (c)		84	26,148
NewMarket Corp.
7.125%, 12/15/16		80	60,000
NewPage Corp.
10.00%, 5/01/12		285	125,400
Novelis, Inc.
7.25%, 2/15/15		250	145,000
Peabody Energy Corp.
Series B
6.875%, 3/15/13		415	393,213
Steel Capital SA for OAO Severstal
9.25%, 4/19/14 (a)		224	112,000
9.75%, 7/29/13 (a)		696	368,880
Vedanta Resources PLC
8.75%, 1/15/14 (a)		559	335,400

			2,747,351

Capital Goods - 3.4%
Alion Science and Technology Corp.
10.25%, 2/01/15	40	18,050
AMH Holdings, Inc
11.25%, 3/01/14 (d)	235	130,425
Ball Corp.
6.875%, 12/15/12	450	445,500
Berry Plastics Holding Corp.
8.875%, 9/15/14	155	67,425
Bombardier, Inc.
6.30%, 5/01/14 (a)	505	415,363
8.00%, 11/15/14 (a)	350	308,000
Case Corp.
7.25%, 1/15/16	370	257,150
Case New Holland, Inc.
7.125%, 3/01/14	270	191,700
Crown Americas
7.625%, 11/15/13	450	445,500
L-3 Communications Corp.
5.875%, 1/15/15	420	378,000
Owens Brockway Glass Container, Inc.
6.75%, 12/01/14	330	303,600
Owens Corning, Inc.
6.50%, 12/01/16 (b)	140	101,389
7.00%, 12/01/36	185	121,312
Plastipak Holdings, Inc.
8.50%, 12/15/15 (a)	135	90,450
Sequa Corp.
11.75%, 12/01/15 (a)	80	30,400
Terex Corp.
8.00%, 11/15/17	65	55,250
United Rentals North America, Inc.
6.50%, 2/15/12	5	3,950
7.75%, 11/15/13	538	349,700

		3,713,164

Communications - Media - 4.0%
Allbritton Communications Co.
7.75%, 12/15/12	275	135,094
AMC Entertainment, Inc.
11.00%, 2/01/16	70	48,913
Cablevision Systems Corp.
Series B
8.00%, 4/15/12	290	258,100
CanWest MediaWorks, Inc.
8.00%, 9/15/12	2	880
CCH I LLC
11.00%, 10/01/15	225	39,375
Charter Communications Operations LLC
8.00%, 4/30/12 (a)	990	811,800
Clear Channel Communications, Inc.
5.50%, 9/15/14	545	65,400
5.75%, 1/15/13	290	42,050

CSC Holdings, Inc.
6.75%, 4/15/12	325	297,375
7.625%, 7/15/18	485	378,300
Dex Media West LLC
Series B
8.50%, 8/15/10	180	108,900
DirecTV Holdings LLC
6.375%, 6/15/15	605	558,113
Idearc, Inc.
8.00%, 11/15/16	770	57,750
Intelsat Bermuda Ltd.
11.25%, 6/15/16	577	525,070
Lamar Media Corp.
6.625%, 8/15/15	200	144,500
LIN Television Corp.
6.50%, 5/15/13	120	57,300
Nielsen Finance LLC / Nielsen Finance Co.
12.50%, 8/01/16 (d)	75	27,187
Quebecor Media, Inc.
7.75%, 3/15/16	570	384,750
RH Donnelley Corp.
Series A-2
6.875%, 1/15/13	252	34,020
Series A-3
8.875%, 1/15/16	235	35,250
Series A-4
8.875%, 10/15/17	780	117,000
Sinclair Television Group, Inc.
8.00%, 3/15/12	2	1,505
Sirius Satellite Radio, Inc.
9.625%, 8/01/13	190	35,387
Six Flags Operations, Inc.
12.25%, 7/15/16 (a)	37	14,430
Univision Communications, Inc.
7.85%, 7/15/11	270	141,750
WMG Holdings Corp.
9.50%, 12/15/14 (d)	400	148,000

		4,468,199

Communications - Telecommunications - 2.9%
Alltel Corp.
7.875%, 7/01/32	285	277,875
American Tower Corp.
7.00%, 10/15/17 (a)	100	89,000
Cricket Communications, Inc.
9.375%, 11/01/14	260	234,000
Digicel Ltd.
9.25%, 9/01/12 (a)	349	296,650
Fairpoint Communications, Inc.
13.125%, 4/01/18 (a)	180	86,400
Frontier Communications Corp.
6.25%, 1/15/13	490	416,500

Inmarsat Finance PLC
7.625%, 6/30/12	372	324,105
Level 3 Financing, Inc.
8.75%, 2/15/17	105	53,025
9.25%, 11/01/14	265	153,700
Nextel Communications, Inc.
Series D
7.375%, 8/01/15	260	109,200
Sprint Capital Corp.
6.875%, 11/15/28	345	205,275
8.75%, 3/15/32	145	97,875
Sprint Nextel Corp.
6.00%, 12/01/16	400	282,000
Time Warner Telecom Holdings, Inc.
9.25%, 2/15/14	100	82,000
Vip Finance (Vimpelcom)
8.375%, 4/30/13 (a)	220	143,000
Windstream Corp.
8.125%, 8/01/13	198	182,160
8.625%, 8/01/16	231	204,435

		3,237,200

Consumer Cyclical - Automotive - 2.6%
Allison Transmission, Inc.
11.00%, 11/01/15 (a)	75	36,750
Ford Motor Co.
7.45%, 7/16/31	816	228,480
Ford Motor Credit Co.
7.00%, 10/01/13	443	306,081
7.569%, 1/13/12 (b)	630	409,500
Gallery Capital SA
10.125%, 5/15/13 (a)	249	62,250
General Motors Corp.
8.25%, 7/15/23	740	122,100
8.375%, 7/15/33	720	126,000
GMAC LLC
6.75%, 12/01/14 (a)	125	85,877
6.875%, 9/15/11 (a)	484	396,854
8.00%, 11/01/31 (a)	159	94,508
The Goodyear Tire & Rubber Co.
8.625%, 12/01/11	59	48,970
9.00%, 7/01/15	338	272,090
Keystone Automotive Operations, Inc.
9.75%, 11/01/13	310	117,800
Lear Corp.
Series B
5.75%, 8/01/14	210	77,700
8.50%, 12/01/13	80	24,800
8.75%, 12/01/16	420	121,800
TRW Automotive, Inc.
7.25%, 3/15/17 (a)	580	295,800

Visteon Corp.
7.00%, 3/10/14	385	57,750

		2,885,110

Consumer Cyclical - Other - 2.9%
Boyd Gaming Corp.
7.75%, 12/15/12	155	139,500
Broder Brothers Co.
Series B
11.25%, 10/15/10	142	36,920
Gaylord Entertainment Co.
6.75%, 11/15/14	5	3,100
8.00%, 11/15/13	350	241,500
Greektown Holdings LLC
10.75%, 12/01/13 (a)(e)	240	56,400
Harrah’s Operating Co., Inc.
5.625%, 6/01/15	205	34,850
5.75%, 10/01/17	38	5,890
6.50%, 6/01/16	442	68,510
10.75%, 2/01/16 (a)	417	118,845
Host Hotels & Resorts LP
6.875%, 11/01/14	185	142,450
Series Q
6.75%, 6/01/16	590	430,700
Levi Strauss & Co.
8.875%, 4/01/16	225	153,000
MGM Mirage
6.625%, 7/15/15	480	292,800
8.375%, 2/01/11	135	80,325
Mohegan Tribal Gaming Auth
6.375%, 7/15/09	155	145,700
7.125%, 8/15/14	250	126,250
Penn National Gaming, Inc.
6.875%, 12/01/11	280	259,000
Six Flags, Inc.
9.625%, 6/01/14	92	13,800
Station Casinos, Inc.
6.00%, 4/01/12	6	1,190
6.625%, 3/15/18	390	22,425
Trump Entertainment Resorts, Inc.
8.50%, 6/01/15 (e)	210	27,825
Turning Stone Resort Casino Enterprise
9.125%, 12/15/10 (a)	300	252,000
Universal City Development Partners
11.75%, 4/01/10	225	145,125
Universal City Florida Holding Co.
8.375%, 5/01/10	110	50,050
William Lyon Homes, Inc.
10.75%, 4/01/13	206	51,500
Wynn Las Vegas Capital Corp.
6.625%, 12/01/14	470	354,850

		3,254,505

Consumer Cyclical - Restaurants - 0.0%
OSI Restaurant Partners, Inc.
10.00%, 6/15/15	100	18,000

Consumer Cyclical - Retailers - 0.8%
Autonation, Inc.
6.753%, 4/15/13 (b)	55	37,675
Burlington Coat Factory Warehouse Corp.
11.125%, 4/15/14	130	39,000
Couche-Tard US/Finance
7.50%, 12/15/13	333	263,070
Dollar General Corp.
10.625%, 7/15/15	70	66,850
GSC Holdings Corp.
8.00%, 10/01/12	185	172,050
Limited Brands, Inc.
5.25%, 11/01/14	187	107,875
6.90%, 7/15/17	110	66,749
Michaels Stores, Inc.
10.00%, 11/01/14	135	61,425
11.375%, 11/01/16	105	34,125
Rite Aid Corp.
6.875%, 8/15/13	200	57,000

		905,819

Consumer Non-Cyclical - 3.5%
Aramark Corp.
8.50%, 2/01/15	310	280,550
Bausch & Lomb, Inc.
9.875%, 11/01/15 (a)	65	48,750
Biomet, Inc.
11.625%, 10/15/17	125	106,875
Catalent Pharma Solutions, Inc.
9.50%, 4/15/15	120	45,600
Community Health Systems, Inc.
8.875%, 7/15/15	294	270,480
DaVita, Inc.
7.25%, 3/15/15	250	237,500
Dean Foods Co.
7.00%, 6/01/16	125	106,250
Elan Finance PLC/Elan Finance Corp.
7.75%, 11/15/11	590	348,100
Hanger Orthopedic Group, Inc.
10.25%, 6/01/14	190	170,050
HCA, Inc.
6.25%, 2/15/13	5	3,125
6.375%, 1/15/15	415	253,150
6.50%, 2/15/16	290	178,350
6.75%, 7/15/13	10	6,300
7.875%, 2/01/11	415	365,200
9.625%, 11/15/16 (c)	485	378,300

Healthsouth Corp.
10.75%, 6/15/16	50	45,875
IASIS Healthcare Corp.
8.75%, 6/15/14	345	267,375
New Albertsons, Inc.
7.45%, 8/01/29	255	150,450
Select Medical Corp.
7.625%, 2/01/15	165	87,450
Stater Brothers Holdings
8.125%, 6/15/12	165	149,325
Tenet Healthcare Corp.
7.375%, 2/01/13	215	153,187
Viant Holdings, Inc.
10.12%, 7/15/17 (a)	168	55,440
Visant Corp.
7.625%, 10/01/12	210	172,200

		3,879,882

Energy - 2.0%
Chesapeake Energy Corp.
6.50%, 8/15/17	405	309,825
7.50%, 9/15/13	185	159,100
CIE Generale De Geophysique
7.50%, 5/15/15	145	89,900
7.75%, 5/15/17	25	14,500
Complete Production Services, Inc.
8.00%, 12/15/16	145	91,350
Energy XXI Gulf Coast, Inc.
10.00%, 6/15/13	115	50,600
Forest Oil Corp.
7.25%, 6/15/19	225	164,250
Hilcorp Energy I LP/Hilcorp Finance Co.
7.75%, 11/01/15 (a)	115	81,075
Newfield Exploration Co.
7.125%, 5/15/18	160	126,400
PetroHawk Energy Corp.
9.125%, 7/15/13	217	175,770
Pioneer Natural Resources Co.
5.875%, 7/15/16	160	111,007
Plains Exploration & Production Co.
7.75%, 6/15/15	160	120,800
Pride International, Inc.
7.375%, 7/15/14	95	88,350
Range Resources Corp.
7.50%, 5/15/16	265	229,887
Southwestern Energy Co.
7.50%, 2/01/18 (a)	95	83,125
Tesoro Corp.
6.25%, 11/01/12	400	276,000

		2,171,939

Other Industrial - 0.4%
Noble Group Ltd.
6.625%, 3/17/15 (a)	401	222,587
8.50%, 5/30/13 (a)	170	117,300
RBS Global, Inc. and Rexnord Corp.
9.50%, 8/01/14	135	100,575

		440,462

Services - 0.3%
Expedia, Inc.
8.50%, 7/01/16 (a)	75	55,875
Realogy Corp.
10.50%, 4/15/14	275	47,437
Service Corp. International
6.75%, 4/01/16	165	125,400
Travelport LLC
9.875%, 9/01/14	60	22,500
West Corp.
9.50%, 10/15/14	80	44,000

		295,212

Technology - 2.2%
Amkor Technology, Inc.
9.25%, 6/01/16	295	171,100
Avago Technologies Finance
10.125%, 12/01/13	230	175,087
CA, Inc.
4.75%, 12/01/09	200	192,000
First Data Corp.
9.875%, 9/24/15	143	86,515
Flextronics International Ltd.
6.50%, 5/15/13	435	343,650
Freescale Semiconductor, Inc.
8.875%, 12/15/14	580	255,200
10.125%, 12/15/16	285	116,850
Iron Mountain, Inc.
6.625%, 1/01/16	410	333,125
Nortel Networks Ltd.
10.125%, 7/15/13	235	62,275
NXP BV / NXP Funding LLC
7.503%, 10/15/13 (b)	170	56,525
9.50%, 10/15/15	180	34,200
Seagate Technology HDD Holding
6.375%, 10/01/11	298	205,620
Serena Software, Inc.
10.375%, 3/15/16	270	137,025
Sungard Data Systems, Inc.
9.125%, 8/15/13	270	233,550

		2,402,722

Transportation - Airlines - 0.3%
AMR Corp.
9.00%, 8/01/12	242	123,723

Continental Airlines, Inc.
8.75%, 12/01/11	260	152,750
Series RJO3
7.875%, 7/02/18	75	41,763

		318,236

Transportation - Railroads - 0.1%
Trinity Industries, Inc.
6.50%, 3/15/14	160	134,000

Transportation - Services - 0.2%
Avis Budget Car Rental
7.75%, 5/15/16	255	73,950
Hertz Corp.
8.875%, 1/01/14	305	187,575

		261,525

		31,133,326

Utility - 4.3%
Electric - 3.7%
The AES Corp.
7.75%, 3/01/14	630	554,400
8.00%, 10/15/17	90	73,800
8.75%, 5/15/13 (a)	50	48,000
CMS Energy Corp.
8.50%, 4/15/11	215	211,733
Dynegy Holdings, Inc.
7.75%, 6/01/19	320	220,800
8.375%, 5/01/16	425	301,750
Edison Mission Energy
7.00%, 5/15/17	200	174,000
7.50%, 6/15/13	500	457,500
7.75%, 6/15/16	170	151,300
Energy Future Holdings Corp.
10.875%, 11/01/17 (a)	175	124,250
Mirant Americas Generation LLC
8.50%, 10/01/21	300	228,000
NRG Energy, Inc.
7.25%, 2/01/14	85	79,475
7.375%, 2/01/16 - 1/15/17	925	855,800
Reliant Energy, Inc.
7.625%, 6/15/14	185	153,550
7.875%, 6/15/17	225	182,250
Texas Competitive Electric Holdings Co. LLC
10.25%, 11/01/15 (a)	130	92,300
TXU Corp.
Series P
5.55%, 11/15/14	251	117,274
Series Q
6.50%, 11/15/24	379	134,086

		4,160,268

Natural Gas - 0.6%
El Paso Corp.
7.375%, 12/15/12	330	284,998
Enterprise Products Operating LLC
8.375%, 8/01/66 (f)	460	253,000
Kinder Morgan Finance Co.
5.70%, 1/05/16	75	55,875
Regency Energy Partners
8.375%, 12/15/13	98	67,130

		661,003

		4,821,271

Credit Default Index Holdings -1.8%
DJ CDX.NA.HY-100 - 1.8%
CDX North America High Yield
Series 8-T1
7.625%, 6/29/12 (a)	1,078	1,009,278
Dow Jones CDX HY
Series 4-T1
8.25%, 6/29/10 (a)	935	937,931

		1,947,209

Financial Institutions - 1.6%
Banking - 0.4%
ALB Finance BV
9.25%, 9/25/13 (a)	273	106,470
CenterCredit International
8.625%, 1/30/14 (a)	194	69,840
Kazkommerts International BV
8.50%, 4/16/13 (a)	350	203,000
RS Finance (RSB)
7.50%, 10/07/10 (a)	270	98,517

		477,827

Brokerage - 0.0%
E*Trade Financial Corp.
7.375%, 9/15/13	85	30,600

Finance - 0.5%
Chaoda Modern Agriculture Holdings Ltd.
7.75%, 2/08/10 (a)	519	392,354
Residential Capital LLC
9.625%, 5/15/15 (a)	572	165,880

		558,234

Insurance - 0.2%
Crum & Forster Holdings Corp.
7.75%, 5/01/17	220	155,100
Liberty Mutual Group, Inc.
7.80%, 3/15/37 (a)	95	42,631

		197,731

Other Finance - 0.3%
Trains HY-1-2006
7.117%, 5/01/16 (a)(f)	375	292,026

REITS - 0.2%
American Real Estate Partners Sr Nt
7.125%, 2/15/13	315	217,350

		1,773,768

Total Corporates - Non-Investment Grades (cost $61,753,119)		39,675,574

EMERGING MARKETS - SOVEREIGNS - 27.1%
Argentina - 0.3%
Republic of Argentina
8.28%, 12/31/33	1,090	351,426

Colombia - 2.1%
Republic of Colombia
7.375%, 1/27/17 - 9/18/37 (g)	1,011	1,013,165
11.75%, 2/25/20 (b)	1,028	1,377,520

		2,390,685

Costa Rica - 0.2%
Republic of Costa Rica
8.11%, 2/01/12 (a)	188	185,573

Dominican Republic - 0.2%
Dominican Republic
8.625%, 4/20/27 (a)	370	192,400

El Salvador - 0.6%
Republic of El Salvador
7.625%, 9/21/34 (a)	150	84,915
7.65%, 6/15/35 (a)	355	225,425
8.50%, 7/25/11 (a)	400	386,000

		696,340

Indonesia - 3.3%
Republic of Indonesia
6.625%, 2/17/37 (a)	520	379,600
6.75%, 3/10/14 (a)	945	831,600
6.875%, 3/09/17 - 1/17/18 (a)	835	680,130
7.25%, 4/20/15 (a)	976	858,880
7.50%, 1/15/16 (a)	270	237,600
7.75%, 1/17/38 (a)	387	317,340
8.50%, 10/12/35 (a)	390	331,500

		3,636,650

Jamaica - 0.3%
Government of Jamaica
9.25%, 10/17/25	100	72,000
10.625%, 6/20/17	270	237,600

		309,600

Pakistan - 0.1%
Republic of Pakistan
6.875%, 6/01/17 (a)	338	125,060

Panama - 3.4%
Republic of Panama
6.70%, 1/26/36	3	2,700
7.125%, 1/29/26	927	873,698

7.25%, 3/15/15	1,321	1,347,420
8.875%, 9/30/27	724	785,540
9.375%, 4/01/29	661	733,710

		3,743,068

Philippines - 4.8%
Republic of Philippines
7.50%, 9/25/24	1,059	1,011,345
7.75%, 1/14/31	555	560,550
8.875%, 3/17/15	1,500	1,590,000
9.875%, 1/15/19 (g)	1,718	1,924,160
10.625%, 3/16/25	205	237,800

		5,323,855

Turkey - 7.3%
Republic of Turkey
6.875%, 3/17/36 (b)	1,611	1,337,130
7.00%, 6/05/20	1,950	1,886,625
7.375%, 2/05/25	1,523	1,431,620
9.50%, 1/15/14	151	163,835
11.00%, 1/14/13	1,469	1,659,970
11.50%, 1/23/12	1,447	1,635,110

		8,114,290

Ukraine - 0.1%
Government of Ukraine
6.385%, 6/26/12 (a)	110	48,400
7.65%, 6/11/13 (a)	112	49,280

		97,680

Uruguay - 1.4%
Republic of Uruguay
7.625%, 3/21/36	140	116,200
7.875%, 1/15/33 (c)	1,083	931,421
9.25%, 5/17/17	505	515,100

		1,562,721

Venezuela - 3.0%
Republic of Venezuela
5.059%, 4/20/11 (a)(b)	120	73,200
5.75%, 2/26/16 (a)	2,115	872,083
6.00%, 12/09/20 (a)	358	136,040
7.00%, 12/01/18 (a)	610	245,135
7.65%, 4/21/25	1,942	762,235
8.50%, 10/08/14	1,165	565,025
9.25%, 5/07/28 (a)	1,324	562,827
9.375%, 1/13/34	318	146,280

		3,362,825

Total Emerging Markets - Sovereigns (cost $35,724,200)		30,092,173

GOVERNMENTS - SOVEREIGN BONDS - 20.5%
Sovereign - 20.5%
Brazil - 10.3%
Republic of Brazil
6.00%, 1/17/17	471	486,308
7.125%, 1/20/37 (g)	5,272	5,983,720
8.25%, 1/20/34	1,949	2,382,652
8.75%, 2/04/25	515	633,450
8.875%, 10/14/19	1,544	1,883,680

		11,369,810

Malaysia - 0.5%
Malaysia
7.50%, 7/15/11	541	579,911

Mexico - 3.1%
United Mexican States
Series A
8.00%, 9/24/22	2,906	3,407,285

Peru - 2.7%
Republic of Peru
7.35%, 7/21/25	1,310	1,303,450
8.375%, 5/03/16	451	485,952
8.75%, 11/21/33	1,049	1,174,880

		2,964,282

Russia - 3.9%
Russian Federation
7.50%, 3/31/30 (a)	5,025	4,382,988

Total Governments - Sovereign Bonds (cost $20,609,933)		22,704,276

CORPORATES - INVESTMENT GRADES - 11.4%
Industrial - 7.0%
Basic - 1.5%
Freeport-McMoRan Copper & Gold, Inc.
8.375%, 4/01/17	405	332,100
GTL Trade Finance, Inc.
7.25%, 10/20/17 (a)	181	151,834
The Mosaic Co.
7.625%, 12/01/16 (a)(h)	445	356,000
Southern Copper Corp.
7.50%, 7/27/35	300	224,460
United States Steel Corp.
7.00%, 2/01/18	160	109,046
Vale Overseas Ltd.
6.875%, 11/21/36	404	366,711
Weyerhaeuser Co.
7.375%, 3/15/32 (b)	125	81,156

		1,621,307

Capital Goods - 1.0%
Allied Waste North America, Inc.
6.375%, 4/15/11	610	579,500
Series B
7.125%, 5/15/16	440	400,400
DRS Technologies, Inc.
6.625%, 2/01/16	6	5,950
Masco Corp.
6.125%, 10/03/16	170	116,680

		1,102,530

Communications - Telecommunications - 1.3%
Embarq Corp.
6.738%, 6/01/13	220	185,900
Qwest Corp.
8.875%, 3/15/12	1,360	1,258,000

		1,443,900

Consumer Cyclical - Other - 0.3%
Starwood Hotels & Resorts Worldwide, Inc.
6.25%, 2/15/13	180	124,200
Toll Brothers Finance Corp.
5.15%, 5/15/15	249	178,891

		303,091

Consumer Cyclical - Retailers - 0.1%
Macy’s Retail Holdings, Inc.
5.90%, 12/01/16	175	106,244

Consumer Non-Cyclical - 0.9%
Cadbury Schweppes US Finance LLC
5.125%, 10/01/13 (a)	180	168,983
Reynolds American, Inc.
7.25%, 6/01/12 - 6/01/13	825	756,137
Ventas Realty LP/Ventas Capital Corp.
6.75%, 4/01/17	157	119,320

		1,044,440

Energy - 1.5%
Gaz Capital SA
6.212%, 11/22/16 (a)	100	64,973
6.51%, 3/07/22 (a)	1,998	1,188,810
National Oilwell Varco, Inc.
Series B
6.125%, 8/15/15	130	112,921
TNK-BP Finance SA
7.50%, 7/18/16 (a)	575	299,000

		1,665,704

Other Industrial - 0.2%
Usiminas Commercial Ltd.
7.25%, 1/18/18 (a)	209	183,920

Technology - 0.2%
Electronic Data Systems Corp.
Series B
6.00%, 8/01/13	178	184,449

Motorola, Inc.
7.50%, 5/15/25	170	93,141

		277,590

		7,748,726

Financial Institutions - 2.6%
Banking - 1.4%
ATF Bank
9.00%, 5/11/16 (a)	402	233,160
The Bear Stearns Co., Inc.
5.55%, 1/22/17	200	190,397
Capital One Financial Corp.
6.15%, 9/01/16	80	56,296
6.75%, 9/15/17	87	84,266
Countrywide Financial Corp.
6.25%, 5/15/16	216	205,094
Series MTN
5.80%, 6/07/12	47	45,808
Countrywide Home Loans, Inc.
Series MTNL
4.00%, 3/22/11	3	2,856
Fifth Third Bancorp
6.25%, 5/01/13	200	185,501
Merrill Lynch & Co., Inc.
5.70%, 5/02/17	200	177,191
TransCapitalInvest Ltd. for OJSC AK Transneft
7.70%, 8/07/13 (a)	534	394,085

		1,574,654

Finance - 0.9%
CIT Group, Inc.
Series MTN
5.125%, 9/30/14	270	192,709
IIRSA Norte Finance Ltd.
8.75%, 5/30/24 (a)	432	315,376
SLM Corp.
Series MTN
5.125%, 8/27/12	130	97,286
Series MTNA
4.50%, 7/26/10	130	112,823
VTB Capital SA
6.609%, 10/31/12 (a)	410	297,250

		1,015,444

Insurance - 0.2%
Liberty Mutual Group, Inc.
5.75%, 3/15/14 (a)	280	181,003

Other Finance - 0.1%
Aiful Corp.
6.00%, 12/12/11 (a)	230	93,159

		2,864,260

Utility - 1.7%
Electric - 1.3%
Allegheny Energy Supply Co. LLC
7.80%, 3/15/11	280	275,800
8.25%, 4/15/12 (a)	345	339,825
Aquila, Inc.
11.875%, 7/01/12	200	202,000
Oncor Electric Delivery Co.
5.95%, 9/01/13 (a)	110	102,589
6.80%, 9/01/18 (a)	120	115,079
Teco Finance, Inc.
6.572%, 11/01/17	174	131,163
7.00%, 5/01/12	251	229,741

		1,396,197

Natural Gas - 0.4%
Williams Co., Inc.
7.625%, 7/15/19	570	445,313

		1,841,510

Non Corporate Sectors - 0.1%
Agencies - Not Government Guaranteed - 0.1%
TransCapitalInvest Ltd. for OJSC AK Transneft
5.67%, 3/05/14 (a)	137	87,680
8.70%, 8/07/18 (a)(b)	110	70,400

		158,080

Total Corporates - Investment Grades (cost $15,824,800)		12,612,576

QUASI-SOVEREIGNS - 2.6%
Kazakhstan - 0.5%
KazMunaiGaz Finance Sub BV
8.375%, 7/02/13 (a)	710	553,800

Malaysia - 0.3%
Petronas Capital Ltd.
7.00%, 5/22/12 (a)	364	377,126

Mexico - 0.2%
Pemex Project Funding Master Trust
5.75%, 3/01/18 (a)	285	251,512

Russia - 1.2%
RSHB Capital SA for OJSC Russian Agricultural Bank
6.299%, 5/15/17 (a)	270	153,900
7.125%, 1/14/14 (a)(b)	1,065	713,550
7.75%, 5/29/18 (a)	661	413,465

		1,280,915

Venezuela - 0.4%
Petroleos de Venezuela SA
5.25%, 4/12/17 (a)	1,062	382,320

Total Quasi-Sovereigns (cost $3,832,324)		2,845,673

EMERGING MARKETS - CORPORATE BONDS - 0.7%
Financial Institutions - 0.3%
Banking - 0.3%
Alfa Bond Issuance PLC
8.625%, 12/09/15		225	71,773
Banco BMG SA
9.15%, 1/15/16 (a)		450	279,000

			350,773

Industrial - 0.2%
Consumer Cyclical - Other - 0.2%
Royal Caribbean Cruises Ltd.
8.00%, 5/15/10		235	200,925

Utility - 0.2%
Electric - 0.2%
AES El Salvador Trust
6.75%, 2/01/16 (a)		270	195,933

Total Emerging Markets - Corporate Bonds (cost $1,182,598)			747,631

	Shares
NON-CONVERTIBLE - PREFERRED STOCKS - 0.2%
Financial Institutions - 0.2%
Finance - 0.0%
Preferred Blocker, Inc.
7.00% (a)		173	34,523

REITS - 0.2%
Sovereign REIT
12.00% (a)		185	153,550

Total Non-Convertible - Preferred Stocks (cost $203,056)			188,073

	Principal Amount (000)
EMERGING MARKETS - NON-INVESTMENT GRADES - 0.1%
Sovereign - 0.1%
Costa Rica - 0.1%
Republic of Costa Rica
8.05%, 1/31/13
(cost $191,082)	US$	181	179,965

	Shares
PREFERRED STOCKS - 0.0%
Agencies - Government Sponsored - 0.0%
Federal National Mortgage Association
8.25% (f)
(cost $238,750)		9,550	7,927

WARRANTS - 0.0%
Republic of Venezuela, expiring 4/15/20 (i) (cost $0)		7,140	0

SHORT-TERM INVESTMENTS - 6.6%
Investment Companies - 6.6%
AllianceBernstein Fixed-Income Shares, Inc. - Government STIF Portfolio (j)
(cost $7,315,220)	7,315,220	7,315,220
Total Investments - 105.0%
(cost $146,875,082)		116,369,088
Other assets less liabilities - (5.0)%		(5,578,584)

Net Assets - 100.0%		$110,790,504

Credit Default Swap Contracts on Corporate and Sovereign Issues

Reference Obligation	Fixed Deal (Pay) Receive Rate	Maturity Date	Counterparty	Implied Credit Spread at December 31, 2008 (b)	Notional Amount (c) (000)	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Sale Contracts (a):
Republic of the Philippines 10.625%, 3/16/25	4.95%	3/20/09	Citigroup Global Markets, Inc.	3.714%	$510	$2,230	$0	$2,230
Gazprom OAO 10.50%, 10/21/09	1.04%	10/20/10	JPMorgan Chase Bank	14.096%	1,490	(238,822)	0	(238,822)
Petroleos de Venezuela 5.50%, 4/21/37	6.62%	5/20/09	JPMorgan Chase Bank	34.396%	1,730	(157,256)	0	(157,256)

(a)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of the swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.
(b)	Implied credit spreads utilized in determining the market value of credit default swap agreements on corporate and sovereign issuers as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(c)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of the swap agreement.

REVERSE REPURCHASE AGREEMENTS

Broker	Interest Rate	Maturity	Amount
Barclays Bank	1.45%	12/31/09	$2,014,594
Barclays Bank	1.50	12/31/09	951,993
JP Morgan Chase	3.00	12/31/09	5,245,968

			$8,212,555

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2008, the aggregate market value of these securities amounted to $28,832,949 or 26.0% of net assets.
(b)	Floating Rate Security. Stated interest rate was in effect at December 31, 2008.
(c)	Pay-In-Kind Payments (PIK).
(d)	Indicates a security that has a zero coupon that remains in effect until a predetermined date at which time the stated coupon rate becomes effective until final maturity.
(e)	Security is in default and is non-income producing.
(f)	Variable rate coupon, rate shown as of December 31, 2008.
(g)	Position, or a portion thereof, has been segregated to collateralize reverse repurchase agreements. The aggregate market value of these securities amounted to $8,839,325.
(h)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at December 31, 2008.
(i)	Non-income producing security.
(j)	Investment in affiliated money market mutual fund.

Glossary:
OJSC	-	Open Joint Stock Company
REITs	-	Real Estate Investment Trusts

Country Breakdown *

December 31, 2008 (unaudited)

Summary

36.2%	United States
10.6%	Brazil
8.0%	Russia
7.0%	Turkey
4.6%	Philippines
3.2%	Venezuela
3.2%	Panama
3.1%	Mexico
3.1%	Indonesia
3.0%	Peru
2.1%	Colombia
1.3%	Uruguay
1.1%	Canada
7.2%	Other
6.3%	Short-Term Investments

100.0%	Total Investments

*	All data are as of December 31, 2008. The Fund's country breakdown is expressed as a percentage of total investments and may vary over time. "Other" country weightings represent 1.1% or less in the following countries: Argentina, Bermuda, Cayman Islands, Costa Rica, Dominican Republic, El Salvador, France, Hong Kong, India, Ireland, Jamaica, Japan, Kazakhstan, Malaysia, Netherlands, Pakistan, Singapore, Ukraine and United Kingdom.

FINANCIAL ACCOUNTING STANDARDS NO. 157

December 31, 2008 (unaudited)

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective October 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1— quoted prices in active markets for identical investments
•	Level 2— other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3— significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of December 31, 2008:

Level	Investments in Securities	Other Financial Instruments*
Level 1	$7,315,220	$	– 0	–
Level 2	76,150,076		– 0	–
Level 3	32,903,792		(393,848)

Total	$116,369,088		$(393,848)

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation / depreciation on the instrument.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Investments In Securities	Other Financial Instruments
Balance as of 10/1/2008	$11,053,011	$(29,009)
Accrued discounts /premiums	(15,823)	– 0	–
Realized gain (loss)	(1,152,668)	– 0	–*
Change in unrealized appreciation/depreciation	(3,037,291)	(364,839)
Net purchases (sales)	58,408	– 0	–
Net transfers in and/or out of Level 3	25,998,155	– 0	–

Balance as of 12/31,08	$32,903,792	$(393,848)

Net change in unrealized appreciation/depreciation from Investments still held as of 12/31/2008	$(3,320,276)	$(364,839)

*	The realized gain (loss) recognized during the period ended 12/31/2008 for other financial instruments was $0.

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT
3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): ACM Managed Dollar Income Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith President

Date:	February 20, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	February 20, 2009

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo Treasurer and Chief Financial Officer

Date:	February 20, 2009

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